Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2017
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Contingent Liabilities and Commitments

29. CONTINGENT LIABILITIES AND COMMITMENTS

	Group
	2017 £m	2016 £m
Guarantees given to third parties	1,557	1,859
Formal standby facilities, credit lines and other commitments with original term to maturity of:
– One year or less	10,664	9,462
– Later than one year	31,278	32,154
	43,499	43,475

Where the items set out below can be reliably estimated, they are disclosed in the table above.

Guarantees given to third parties

Guarantees given to third parties consist primarily of letters of credit, bonds and guarantees granted as part of normal product facilities which are offered to customers.

Formal standby facilities, credit lines and other commitments

Standby facilities, credit lines and other commitments are also granted as part of normal product facilities which are offered to customers.

Retail facilities comprise undrawn facilities granted on flexible mortgages, bank overdrafts and credit cards. On flexible mortgages, the credit limit is set at the point of granting the loan through property value and affordability assessments.

Ongoing assessments are made to ensure that credit limits remain appropriate considering any change in the security value or the customer’s financial circumstances. For unsecured overdraft facilities and credit cards, the facilities are granted based on new business risk assessment and are reviewed more frequently based on internal, as well as external data. The delinquency status of the account would result in the withdrawal of the facility. Corporate facilities can comprise standby and revolving facilities which are subject to ongoing compliance with covenants and may require the provision of agreed security. Failure to comply with these terms can result in the withdrawal of the unutilised facility headroom.

FSCS

As described in Note 27, the Santander UK group participates in the UK’s national resolution scheme, the FSCS, and is thus subject to levies to fund the FSCS. In the event that the FSCS significantly increase the levies to be paid by firms the associated costs to the Santander UK group would rise.

Loan representations and warranties

In connection with the securitisations and covered bond transactions described in Note 16, the Santander UK group entities selling the relevant loans into the applicable securitisation or covered bond portfolios make representations and warranties with respect to such loans, in each case as of the date of the sale of the loans into the applicable portfolio. These representations and warranties cover, among other things, the ownership of the loan by the relevant Santander UK group entity, absence of a material breach or default by the relevant borrower under the loan, the loan’s compliance with applicable laws and absence of material disputes with respect to the relevant borrower, asset and loan. The specific representations and warranties made by Santander UK group companies which act as sellers of loans in these securitisations and covered bond transactions depend in each case on the nature of the transaction and the requirements of the transaction structure. In addition, market conditions and credit rating agency requirements may affect the representations and warranties required of the relevant Santander UK group companies in these transactions.

In the event that there is a material breach of the representations and warranties given by Santander UK plc as seller of loans under the residential mortgage–backed securitisations or the covered bond transaction included in Note 16, or if such representations and warranties prove to be materially untrue as at the date when they were given (being the sale date of the relevant mortgage loans), Santander UK plc may be required to repurchase the affected mortgage loans (generally at their outstanding principal balance plus accrued interest). These securitisation and covered bond transactions are collateralised by prime residential mortgage loans. Santander UK plc is principally a retail prime lender and has no appetite or product offering for any type of sub-prime business. In addition, Santander UK plc’s credit policy explicitly prohibits such lending.

Similarly, under the auto loan securitisations in Note 16, in the event that there is a breach or inaccuracy in respect of a representation or warranty relating to the loans, the relevant Santander UK group entity who sold the auto loans into the securitisation portfolio, will be required to repurchase such loans from the structure (also at their outstanding principal balance plus accrued interest). In addition to breaches of representation and warranties, under the auto loan securitisations, the seller may also have a repurchase obligation if certain portfolio limits are breached (which include, amongst other things, limits as to the size of a loan given to an individual customer, LTV ratio, average term to maturity and average seasoning).

In the case of a repurchase of a loan from the relevant securitisation or covered bond portfolio, the Santander UK group may bear any subsequent credit loss on such loan. The Santander UK group manages and monitors its securitisation and covered bond activities closely to minimise potential claims.

The outstanding balances under the securitisation and covered bond transactions originated by the Santander UK group are set out in Note 16.

Other legal actions and regulatory matters

The Santander UK group engages in discussion, and co-operates, with the FCA, PRA and other bodies in their supervision of the Santander UK group, including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products and services. During the ordinary course of business Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and enforcement investigations. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability. It is not currently practicable to estimate the possible financial effect of these matters.

In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made.

Note 27 details our provisions including those in relation to PPI. In relation to a specific PPI portfolio of complaints, a legal dispute regarding allocation of liability is in its early stages. There are factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is difficult to reliably predict the resolution of the matter including timing or the significance of the possible impact. The PPI provision includes our best estimate of Santander UK’s liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial.

Consumer credit

Santander UK group’s unsecured lending and other consumer credit business is governed by consumer credit law and related regulations. Claims brought by customers in relation to potential breaches of these requirements could result in costs to the Santander UK group where such potential breaches are not found to be de minimis. It is not possible to provide any meaningful estimate or range of the possible cost.

Taxation

The Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs in their oversight of the Santander UK group’s tax matters. The Santander UK group adopted the UK’s Code of Practice on Taxation for Banks in 2010.

Other

On 2 November 2015, Visa Europe Ltd agreed to sell 100% of its share capital to Visa Inc. The deal closed on 21 June 2016. As a member and shareholder of Visa Europe Ltd, Santander UK received upfront consideration made up of cash and convertible preferred stock. Additional deferred cash consideration is also payable following the third anniversary of closing. Conversion of the preferred stock into Class A Common Stock of Visa Inc. depends on the outcome of litigation against Visa involving UK & Ireland (UK&I) multilateral interchange fees (MIFs). Santander UK and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued to UK&I banks on closing has been reduced to nil. In valuing the preferred stock, Santander UK makes adjustments for illiquidity and the potential for changes in conversion. Visa Inc. may have recourse to a general indemnity in place under Visa Europe Operating Regulations for damages not satisfied through the above mechanism.

As part of the sale of subsidiaries, and as is normal in such circumstances, Santander UK has given warranties and indemnities to the purchasers.

Obligations under stock borrowing and lending agreements

Obligations under stock borrowing and lending agreements represent contractual commitments to return stock borrowed. These obligations are offset by a contractual right to receive stock under other contractual agreements. See Note 33.

Other off-balance sheet commitments

The Santander UK group has commitments to lend at fixed interest rates which expose us to interest rate risk. For further information, see the Risk review.

Operating lease commitments

	Group
Rental commitments under non-cancellable operating leases	2017 £m	2016 £m
Not later than one year	73	82
Later than one year and not later than five years	160	252
Later than five years	70	134
	303	468

Under the terms of these leases, the Santander UK group has the opportunity to extend its occupation of properties by a minimum of three years subject to 12 months’ notice and lease renewal being available from external landlords during the term of the lease. At expiry, the Santander UK group has the option to reacquire the freehold of certain properties.

During 2017, Santander UK group rental expense amounted to £61m (2016: £61m, 2015: £61m) in respect of minimum rentals. There was no sub-lease rental income, and no contingent rent expense included in this rental expense.